Expense Example {- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - IT Services Portfolio - IT Services Portfolio-Default	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894